Note 5 - Prepaid Expenses and other Current Assets (Tables)	9 Months Ended
Sep. 30, 2019
Notes Tables
Schedule of Prepaid and Other Current Assets [Table Text Block]

Prepaid and other current assets consist of the following (in thousands):

	December 31, 2018	September 30, 2019
Prepaid clinical trial expenses	$—	$512
Equity issuance costs	—	740
Prepaid insurance	5	471
Other prepaid expenses	5	237
Total prepaid and other current assets	$10	$1,960